Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Estimated Useful Life of Asset

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset as follows:

Estimated Useful Life
Lab equipment	5 years
Computer equipment	3 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of life of lease or estimated useful life